Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in the statements of comprehensive income	2025	2026
Management fees	Management fees – related party	1,036,200	1,627,120
Brokerage commissions	Voyage expenses – related party	834,616	1,785,657
Superintendent fees	Vessels’ operating expenses – related party	12,500	27,500
Crew management fees	Vessels’ operating expenses – related party	195,000	307,500
Executive compensation	General and administrative expenses	215,709	207,827
Commissions – vessels purchased	Vessels, net	1,523,500	358,000
Rental expense	General and administrative expenses	40,532	54,970